INTERIM CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended			9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020		Sep. 30, 2021	Sep. 30, 2020
Statement of comprehensive income [abstract]
Profit / (loss) for the period	$ 195	$ (644)	[1]	$ 460	$ (350)	[1]
Items that may be reclassified to profit or loss
Foreign currency translation	(104)	(219)		(96)	(705)
Other	0	6		0	7
Items reclassified to profit or loss
Other	0	(8)		2	(13)
Other comprehensive income / (loss) , net of tax	(104)	(221)		(94)	(711)
Total comprehensive income / (loss) , net of tax	91	(865)		366	(1,061)
Attributable to:
The owners of the parent	51	(836)		313	(987)
Non-controlling interests	40	(29)		53	(74)
Total comprehensive income / (loss) , net of tax	$ 91	$ (865)		$ 366	$ (1,061)

[1]	Prior year comparatives are adjusted following the classification of Algeria as a discontinued operation (see Note 4)